Contract assets/(liabilities) (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Contract assets:
Retainage receivables	$ 1,492,612	$ 1,727,841
Revenue recognized in excess of amounts billed	2,607,149	2,560,872
Total contract assets	4,099,761	4,288,713
Less: allowance for credit losses	(457,308)	(17,414)
Total contract assets, net	3,642,453	4,271,299
Contract assets, current	1,698,439	3,270,627
Contract assets, non-current	1,944,014	1,000,672
Contract liabilities:
Payment received from customers in excess of revenue recognized	$ (163)	$ (512,171)